Contractual Amounts Relating to Unused Credit Commitments (Detail) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Contractual amount of Unused Credit Commitments	133,346,192		126,608,095
Commitments to Extend Credit | Corporate
Contractual amount of Unused Credit Commitments	52,527,737		49,590,230
Commitments to Extend Credit | Credit cards
Contractual amount of Unused Credit Commitments	67,117,196		64,904,222
Commitments to Extend Credit | Consumer
Contractual amount of Unused Credit Commitments	9,390,520	[1]	8,794,536	[1]
Commercial Letters of Credit
Contractual amount of Unused Credit Commitments	4,310,739		3,319,107

[1]	Excludes credit card.